Accounts Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Minimum [Member]
Accounts Receivable [Line Items]
Accounts receivable credit period	15 days
Accounts receivable, allowance for credit loss	$ 1,912	$ 1,262
Maximum [Member]
Accounts Receivable [Line Items]
Accounts receivable credit period	90 days
Accounts receivable, allowance for credit loss	$ 4,794	$ 3,634